DERIVATIVE LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF DERIVATIVE LIABILITY ASSUMPTIONS INPUT

March 31, 2022
Annual Dividend Yield	—
Expected Life (Years)	0.4 – 0.9 years
Risk-Free Interest Rate	0.07% - 1.63%
Expected Volatility	179 - 226%
December 31, 2021
Annual Dividend Yield	—
Expected Life (Years)	0.6 – 0.8 years
Risk-Free Interest Rate	0.07% - 0.39%
Expected Volatility	145 - 485%

December 31, 2021
Annual Dividend Yield	—
Expected Life (Years)	0.6 – 0.8 years
Risk-Free Interest Rate	0.07% - 0.39%
Expected Volatility	145 - 485%
December 31, 2020
Annual Dividend Yield	—
Expected Life (Years)	1.6 – 2.0 years
Risk-Free Interest Rate	0.13 – 0.17%
Expected Volatility	318 - 485%

SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILITY

Fair value of the derivative is summarized as below:

Beginning Balance, December 31, 2021	$513,959
Additions	652,803
Mark to Market	(77,616)
Cancellation of Derivative Liabilities Due to Conversions	-
Reclassification to APIC Due to Conversions	(105,516)
Ending Balance, March 31, 2022	$983,630

Fair value of the derivative is summarized as below:

Beginning Balance, December 31, 2020	$304,490
Additions	1,343,518
Mark to Market	(1,029,530)
Cancellation of Derivative Liabilities Due to Conversions	-
Reclassification to APIC Due to Conversions	(104,519)
Ending Balance, December 31, 2021	$513,959

Fair value of the derivative is summarized as below:

Beginning Balance, December 31, 2020	$304,490
Additions	1,343,518
Mark to Market	(1,029,530)
Cancellation of Derivative Liabilities Due to Conversions	-
Reclassification to APIC Due to Conversions	(104,519)
Ending Balance, December 31, 2021	$513,959
Fair value of the derivative is summarized as below:

Beginning Balance, January 2, 2020	$-
Additions	270,501
Mark to Market	61,029
Cancellation of Derivative Liabilities Due to Conversions	-
Reclassification to APIC Due to Conversions	(27,040)
Ending Balance, December 31, 2020	$304,490